Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other payables and accrued liabilities
Schedule of Other payables and accrued liabilities

	December 31,	December 31,
	2018	2019
	US$	US$
Contract deposit	107,480,079	98,280,724
Accrued expenses	51,306,223	47,003,084
Debt extinguishment costs	13,761,966	11,665,069
Deed tax and maintenance fund withheld for customers	9,998,534	8,272,296
Bidding deposit	3,723,584	4,213,479
Welfare payable	1,893,635	1,480,963
Other tax payable	14,786,612	26,734,901
Accrued aircraft operating expense	1,415,369	1,654,945
Accrued interest expense	47,214,392	38,893,375
Purchase consideration payable for asset acquisitions and business combinations	75,565,148	66,868,333
Others	13,961,958	18,096,825

Total	341,107,500	323,163,994